Annual Total Returns - Fidelity Freedom® 2035 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(4.59%)
Annual Return 2012	14.45%
Annual Return 2013	20.68%
Annual Return 2014	5.75%
Annual Return 2015	(0.21%)
Annual Return 2016	8.63%
Annual Return 2017	22.00%
Annual Return 2018	(8.42%)
Annual Return 2019	24.49%
Annual Return 2020	17.07%